Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues [Abstract]
Equity earnings from unconsolidated subsidiary									$ 496	$ 530	$ 1,159
Interest and other income									1,204	1,666	2,289
Total revenues	$ 107,934	$ 86,219	$ 79,832	$ 79,266	$ 100,600	$ 85,297	$ 77,934	$ 81,208	353,251	345,039	462,397
Expense [Abstract]
Interest expense									127,782	123,161	145,448
Selling, general and administrative									30,671	30,077	33,674
Loss on modification and extinguishment of debt									23,309	9,246	17,491
Total expenses									339,321	381,428	434,200
Net income (loss) before provision (benefit) for income taxes									13,930	(36,389)	28,197
Provision (benefit) for income taxes									11,332	(7,277)	5,399
Net income (loss)	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 2,598	$ (29,112)	$ 22,798
Weighted average number of shares [Abstract]
Basic (in shares)									30,307,357	33,239,001	41,222,690
Diluted (in shares)									30,353,425	33,239,001	41,315,149
Earnings (loss) per share [Abstract]
Basic (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.09	$ (0.88)	$ 0.52
Diluted (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.09	$ (0.88)	$ 0.52
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity earnings (loss) from subsidiaries									$ 35,208	$ (24,385)	$ 17,065
Equity earnings from unconsolidated subsidiary									496	530	1,159
Intercompany management fee income									12,124	8,866	15,053
Intercompany interest income									34,068	44,394	48,077
Interest and other income									809	410	224
Total revenues									82,705	29,815	81,578
Expense [Abstract]
Interest expense									45,970	48,013	48,013
Selling, general and administrative									12,630	11,803	12,987
Loss on modification and extinguishment of debt									19,655	0	0
Total expenses									78,255	59,816	61,000
Net income (loss) before provision (benefit) for income taxes									4,450	(30,001)	20,578
Provision (benefit) for income taxes									1,852	(889)	(2,220)
Net income (loss)									$ 2,598	$ (29,112)	$ 22,798
Weighted average number of shares [Abstract]
Basic (in shares)									30,307,357	33,239,001	41,222,690
Diluted (in shares)									30,353,425	33,239,001	41,315,149
Earnings (loss) per share [Abstract]
Basic (in dollars per share)									$ 0.09	$ (0.88)	$ 0.52
Diluted (in dollars per share)									$ 0.09	$ (0.88)	$ 0.52